Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of earnings per share

	For the year ended December 31,
	2021	2020	2019
Net income attributable to owners of the Company	5,390,677	1,748,960	1,448,018
Weighted average number of ordinary shares outstanding (Note 19)	50,499,021	50,206,696	50,000,000

Effects of dilution from:
Share options (weighted average)	1,356,446	1,377,708	956,590
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	51,855,467	51,584,404	50,956,590

Earnings per share (in Russian Roubles per share)
Basic	106.75	34.84	28.96
Diluted	103.96	33.90	28.42